Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense
Continuing operations	Years ended December 31,
(In thousands)	2015	2016	2017
Current income tax expenses /(benefit)	289	71	(38)
Deferred income tax benefit	(4,034)	(2,540)	(2,214)
Income tax benefit	(3,745)	(2,469)	(2,252)

Summary of Aggregate Amount and Per Share Effect of Tax Holiday
	Years ended December 31,
	2015	2016	2017
Aggregate dollar effect (In thousands)	(830)	(1,430)	(4,102)
Per share effect—basic	0.00	0.00	(0.01)
Per share effect—diluted	0.00	0.00	(0.01)

Reconciliation of Total Tax Expense (Benefit)
The reconciliation of total tax benefit computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

Continuing operations	Years ended December 31,
(In thousands)	2015	2016	2017
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(5,202)	(8,319)	(11,617)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,400	2,145	1,341
Non-deductible expenses	14	12	32
Effect of Super Deduction available to Shenzhen Xunlei	—	(901)	(546)
Effect of tax holiday	1,537	2,234	4,102
Change in valuation allowance of deferred tax assets	4,750	—	6,748
Effect on deferred tax assets due to change in tax rates	(8)	—	—
Outside basis difference arising from VIE and its subsidiaries in the PRC	(2,174)	(5,743)	(652)
Expiration of tax loss	290	91	—
Others	(5,352)	8,012	(1,660)
Income tax benefit	(3,745)	(2,469)	(2,252)

Summary of Changes in Deferred Tax Asset and Liability Balances
The tax effects of temporary differences that give rise to the deferred tax asset and liability balances at December 31, 2016 and 2017 are as follows:

(In thousands)	December 31, 2016	December 31, 2017
Deferred tax assets, current portion:
Net operating loss carried forward (note a)	1,276	—
Amortization of intangible assets arising from intragroup transactions (note b)	51	—
Valuation allowance	(106)	—
Deferred tax assets, current portion, net	1,221	—

Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	12,093	19,246
Impairment of long-term equity investment	348	562
Allowance for advance to suppliers	576	88
Impairment of intangible assets	—	686
Impairment of property and equipment	—	151
Impairment of other receivables	—	1,938
Valuation allowance	(9,745)	(16,599)
Deferred tax assets, non-current portion, net (note d)	3,272	6,072

Deferred tax liabilities, non-current portion:
Outside basis difference (note c)	(635)	—

Summary of Net Operating Tax Loss Carryforwards
Note a:
As of December 31, 2017, the Group had tax loss carryforwards of USD 10,314,000, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2018	5,721
2019	3,389
2020	555
2021	75
2022 and thereafter	574
10,314

Note b:
Before 2008, Giganology Shenzhen sold several self-developed software at a market valuation of approximately RMB 42 million (USD 6.4 million) to Shenzhen Xunlei. Shenzhen Xunlei was entitled to capitalize the amounts as intangible assets for tax purposes and the respective amortization charges could be entitled to claim tax deduction. As a result, this transaction had created a temporary difference between the accounting base (on a group basis) and the tax base (on Shenzhen Xunlei standalone basis) and led to origination of a deferred tax asset.

Note c:
The deferred tax liabilities arising from the aggregate retained earnings and reserves of the VIE and its subsidiaries that are expected to be recovered by Giganology Shenzhen and other affiliates of the Group in the future periods, amounted to USD 2,541,000 and nil as of December 31, 2016 and 2017, respectively.

Note d:	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows:

Disclosure of Deferred Tax Asset And Liability Balances That Are Expected To Be Recoverable [Table Text Block]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows:
(In thousands)
Within one year	6,033
After one year	39
6,072

Schedule of Movement of Valuation Allowance
	Years ended December 31,
(In thousands)	2015	2016	2017
Beginning balance	(291)	(4,559)	(9,851)
Additions	(4,268)	(5,292)	(6,748)
Write-off	—	—	—
Ending balance	(4,559)	(9,851)	(16,599)